Variable Interest Entities	12 Months Ended
Dec. 31, 2021
32. Variable Interest Entities
Variable Interest Entities
32.

VARIABLE INTEREST ENTITIES
Emera holds a variable interest in NSPML, a VIE for which

it was determined that Emera is not the
primary beneficiary since it does not have the controlling

financial interest of NSPML. When the critical
milestones were achieved, Nalcor Energy was deemed the

primary beneficiary of the asset for financial
reporting purposes as it has

authority over the majority of the direct activities that

are expected to most
significantly impact the economic performance of the

Maritime Link. Thus, Emera began recording the
Maritime Link as an equity investment.

BLPC has established a Self-Insurance Fund (“SIF”), primarily for the purpose of building a fund to cover
risk against damage and consequential loss to certain

generating, transmission and distribution
systems. ECI holds a variable interest in the SIF for which

it was determined that ECI was the primary
beneficiary and, accordingly,

the SIF must be consolidated by ECI. In its determination that

ECI controls
the SIF,

management considered that, in substance, the activities

of the SIF are being conducted on
behalf of ECI’s subsidiary BLPC and BLPC, alone,

obtains the benefits from the SIF’s
operations. Additionally,

because ECI, through BLPC, has rights to all

the benefits of the SIF,

it is also
exposed to the risks related to the activities of the SIF.

Any withdrawal of SIF fund assets by the
Company would be subject to existing regulations. Emera’s

consolidated VIE in the SIF is recorded as
“Other long-term assets”, “Restricted cash” and “Regulatory liabilities”

on the Consolidated Balance
Sheets. Amounts included in restricted cash represent

the cash portion of funds required to be set aside
for the BLPC SIF.
The Company has identified certain long-term purchase power

agreements that meet the definition of
variable interests as the Company has to purchase all

or a majority of the electricity generation at a fixed
price. However, it was determined

that the Company was not the primary beneficiary

since it lacked the
power to direct the activities of the entity,

including the ability to operate the generating facilities

and make
management decisions.
The following table provides information about Emera’s

portion of material unconsolidated VIEs:
As at December 31, 2021 December 31, 2020
Maximum Maximum
millions of Canadian dollars
Total
assets
exposure to
loss
Total
assets

exposure to
loss
Unconsolidated VIEs in which Emera has variable interests
NSPML (equity accounted) $

533 $

11 $

547 $

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